SUPPLEMENTAL INFORMATION (Tables)	9 Months Ended
Sep. 30, 2019
Supplemental Information [Abstract]
Summary of Supplemental Information, Income Statement

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended September 30,		Three Months Ended September 30,
	2019	2018	2019	2018
	(in millions)
Revenues
Net sales	$5,892	$6,245	$—	$—
Finance, interest and other income	23	23	487	469
Total Revenues	$5,915	$6,268	$487	$469
Costs and Expenses
Cost of goods sold	$5,015	$5,162	$—	$—
Selling, general and administrative expenses	485	481	55	42
Research and development expenses	238	254	—	—
Restructuring expenses	41	8	1	—
Interest expense	85	102	149	138
Other, net	—	24	173	175
Total Costs and Expenses	$5,864	$6,031	$378	$355
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	51	237	109	114
Income tax (expense) benefit	520	(100)	(34)	(31)
Equity in income of unconsolidated subsidiaries and affiliates	(10)	2	7	9
Results from intersegment investments	82	92	—	—
Net income	$643	$231	$82	$92

	Statement of Operations
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in millions)
Revenues
Net sales	$18,966	$20,124	$—	$—
Finance, interest and other income	76	73	1,480	1,469
Total Revenues	$19,042	$20,197	$1,480	$1,469
Costs and Expenses
Cost of goods sold	$15,732	$16,606	$—	$—
Selling, general and administrative expenses	1,475	1,553	159	153
Research and development expenses	755	743	—	—
Restructuring expenses	75	16	3	—
Interest expense	257	333	451	410
Other, net	34	228	518	524
Total Costs and Expenses	$18,328	$19,479	$1,131	$1,087
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	714	718	349	382
Income tax (expense) benefit	362	(202)	(101)	(110)
Equity in income of unconsolidated subsidiaries and affiliates	(10)	28	20	25
Results from intersegment investments	268	297	—	—
Net income	$1,334	$841	$268	$297

Summary of Supplemental Information, Balance Sheet

	Balance Sheets
	Industrial Activities		Financial Services
	September 30, 2019	December 31, 2018	September 30, 2019	December 31, 2018
	(in millions)
ASSETS
Cash and cash equivalents	$2,956	$4,553	$428	$478
Restricted cash	108	—	673	772
Trade receivables, net	423	398	30	34
Financing receivables, net	1,321	1,253	19,582	20,252
Inventories, net	7,895	6,510	221	216
Property, plant and equipment, net	5,190	5,899	1	2
Investments in unconsolidated subsidiaries and affiliates	3,244	3,126	223	219
Equipment under operating leases	40	34	1,763	1,740
Goodwill	2,300	2,301	152	152
Other intangible assets, net	745	774	15	14
Deferred tax assets	1,072	635	155	175
Derivative assets	81	81	62	24
Other assets	2,099	1,707	313	323
Total Assets	$27,474	$27,271	$23,618	$24,401
LIABILITIES AND EQUITY
Debt	$6,729	$6,347	$19,625	$20,436
Trade payables	5,133	5,771	83	173
Deferred tax liabilities	14	83	290	250
Pension, postretirement and other postemployment benefits	1,356	1,470	18	18
Derivative liabilities	92	89	48	26
Other liabilities	7,990	8,413	724	681
Total Liabilities	$21,314	$22,173	$20,788	$21,584
Equity	6,126	5,068	2,830	2,817
Redeemable noncontrolling interest	34	30	—	—
Total Liabilities and Equity	$27,474	$27,271	$23,618	$24,401

Summary of Supplemental Information, Cash Flows

	Statements of Cash Flows
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in millions)
Operating activities:
Net income	$1,334	$841	$268	$297
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	492	535	2	3
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	235	293	184	185
Loss on disposal of assets	3	—	—	—
Undistributed loss of unconsolidated subsidiaries	(32)	(147)	(20)	(25)
Other non-cash items	110	80	40	29
Changes in operating assets and liabilities:
Provisions	(133)	(88)	(11)	3
Deferred income taxes	(503)	(8)	58	15
Trade and financing receivables related to sales, net	(38)	(56)	96	513
Inventories, net	(1,395)	(1,186)	337	338
Trade payables	(416)	(10)	(89)	(36)
Other assets and liabilities	(506)	(306)	51	55
Net cash provided by (used in) operating activities	$(849)	$(52)	$916	$1,377
Investing activities:
Additions to retail receivables	—	—	(3,027)	(3,040)
Collections of retail receivables	—	—	3,218	3,029
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	10	3	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(323)	(288)	(2)	(5)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(404)	(505)	(540)	(454)
Other	(2)	696	23	(470)
Net cash used in investing activities	$(719)	$(94)	$(328)	$(940)
Financing activities:
Proceeds from long-term debt	1,315	616	8,671	10,682
Payments of long-term debt	(735)	(1,242)	(9,455)	(11,197)
Net increase (decrease) in other financial liabilities	(18)	23	253	196
Dividends paid	(280)	(240)	(211)	(129)
Other	(45)	(156)	20	39
Net cash provided by (used in) financing activities	$237	$(999)	$(722)	$(409)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(158)	(207)	(15)	(55)
Decrease in cash and cash equivalents and restricted cash	(1,489)	(1,352)	(149)	(27)
Cash and cash equivalents and restricted cash, beginning of year	4,553	4,901	1,250	1,299
Cash and cash equivalents and restricted cash, end of period	$3,064	$3,549	$1,101	$1,272